Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Mundoval Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Mundoval Fund
Average Annual Return, Percent	17.99%	8.75%	11.34%
Mundoval Fund | MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent	21.09%	12.15%	12.17%